ADVANCES TO SUPPLIERS - THIRD PARTIES, NET (Details 2) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Advance to supplier - related party	$ 875,044	$ 1,498,627
Less: allowance for doubtful accounts	0	0
Total advance to supplier - related party	875,044	1,498,627
Less: advance to supplier - related party held for discontinued operations	0	0
Advance to supplier - related party held for continuing operations	$ 875,044	$ 1,498,627